Operating Segments Information - Summary of Geographical Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of geographical areas [line items]
Operating revenue	$ 12,123,242	$ 371,092,421	$ 290,441,208	$ 274,884,107
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	10,280,594		163,752,501		$ 314,689,000
United States [Member]
Disclosure of geographical areas [line items]
Operating revenue	7,539,731	230,791,164	196,462,345	180,745,837
Taiwan [member]
Disclosure of geographical areas [line items]
Operating revenue	1,490,715	45,630,792	35,413,647	38,868,679
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	7,512,071		93,350,839		229,944,505
Asia [Member]
Disclosure of geographical areas [line items]
Operating revenue	1,830,484	56,031,108	30,201,332	29,896,304
Europe [Member]
Disclosure of geographical areas [line items]
Operating revenue	1,203,668	36,844,258	26,445,240	23,275,732
Other geographical areas [member]
Disclosure of geographical areas [line items]
Operating revenue	58,644	$ 1,795,099	1,918,644	$ 2,097,555
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	839,146		25,025,498		25,686,256
China [member]
Disclosure of geographical areas [line items]
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	$ 1,929,377		$ 45,376,164		$ 59,058,239